Financial risk management (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Schedule of interest rate risk exposure
The Company’s interest rate risk exposure is mainly related to long-term debt obligations.

As at	Dec 31 2019	Dec 31 2018
Fixed interest rate debt:
Unsecured notes	$1,535,662	$1,189,976
Other limited recourse debt facilities	156,500	161,601
	$1,692,162	$1,351,577
Variable interest rate debt:
Egypt limited recourse debt facilities	$75,165	$101,226
Other limited recourse debt facilities	1,526	5,483
	$76,691	$106,709

Expected cash flows of financial liabilities by maturity date
The expected cash flows of financial liabilities from the date of the balance sheet to the contractual maturity date are as follows:

As at December 31, 2019	Carrying amount	Contractual cash flows	1 year or less	1-3 years	3-5 years	More than 5 years
Trade and other payables[1]	$397,173	$397,173	$397,173	$—	$—	$—
Lease obligations	718,505	1,008,096	134,175	212,020	184,051	477,850
Long-term debt[2]	1,768,853	2,724,777	129,901	484,025	467,933	1,642,918
Cash flow hedges[3]	195,504	244,304	17,620	45,432	56,887	124,365
	$3,080,035	$4,374,350	$678,869	$741,477	$708,871	$2,245,133

[1]	Excludes tax and accrued interest.

[2]
Contractual cash flows include contractual interest payments related to debt obligations and lease obligations. Interest rates on variable rate debt are based on prevailing rates as at December 31, 2019.

[3]	Cash flow hedges includes the impact of discounting and credit valuation adjustments